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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment            [ ] Amendment Number :
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Centaur Capital Partners, L.P.
Address:    1460 Main Street, Ste 234
            Southlake, TX  76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm E. Ashton
Title:  Managing Partner
Phone:  817-488-9632

Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton      Southlake, TX              February 14, 2012
---------------------      -------------              -----------------
     (Signature)           (City, State)                     (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     1   28-12232     T2 Partners Management, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ------
Form 13F Information Table Entry Total:     29
                                          ------
Form 13F Information Table Value Total:   80,918  (thousands)
                                          ------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
         COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4             COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                 TITLE OF                VALUE   SHRS OR                  INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER               LASS         CUSIP   (X1000)  PRN AMT  SH/PRN PUT/CALL  DISCRETI  MANAGERS    SOLE   SHARED  NONE
----------------------------  --------------  --------- -------- -------  ------ -------- ---------- --------  -------  ------  ----
ACTIVISION BLIZZARD INC       COM             00507V109    5,174 420,000  SH     N/A      SOLE          --     420,000       0     0
ADVISORSHARES TR              ACTIV BEAR ETF  00768Y883    3,753 150,000  SH     PUT      SOLE          --     150,000       0     0
ANCESTRY COM INC              COM             032803108    5,396 235,000  SH     N/A      SOLE          --     235,000       0     0
APPLE INC                     COM             037833100    2,936   7,250  SH     N/A      SOLE          --       7,250       0     0
ASPEN INSURANCE HOLDINGS LTD  SHS             G05384105    3,313 125,000  SH     N/A      SOLE          --     125,000       0     0
CALAMOS ASSET MGMT INC        CL A            12811R104    3,179 254,153  SH     N/A      SOLE          --     254,153       0     0
CAPITAL SOUTHWEST CORP        COM             140501107    1,574  19,300  SH     N/A      SOLE          --      19,300       0     0
CISCO SYS INC                 COM             17275R102    3,164 175,000  SH     N/A      SOLE          --     175,000       0     0
CISCO SYS INC                 COM             17275R102      723  40,000  SH     CALL     SOLE          --         N/A     N/A   N/A
COINSTAR INC                  COM             19259P300    5,477 120,000  SH     N/A      SOLE          --     120,000       0     0
DELL INC                      COM             24702R101    4,389 300,000  SH     N/A      SOLE          --     300,000       0     0
DELL INC                      COM             24702R101    2,341 160,000  SH     CALL     SOLE          --         N/A     N/A   N/A
DIAMOND OFFSHORE DRILLING IN  COM             25271C102    3,316  60,000  SH     N/A      SOLE          --      60,000       0     0
E M C CORP MASS               COM             268648102    2,154 100,000  SH     CALL     SOLE          --         N/A     N/A   N/A
GENIE ENERGY LTD              CL B            372284208      595  75,000  SH     N/A      SOLE          --      75,000       0     0
GRAVITY CO LTD                SPONSORED ADR   38911N107      697 480,747  SH     N/A      SOLE          --     480,747       0     0
HOLOGIC INC                   COM             436440101    2,311 132,000  SH     N/A      SOLE          --     132,000       0     0
IDT CORP                      CL B NEW        448947507    1,407 150,000  SH     N/A      SOLE          --     150,000       0     0
INTERACTIVE BROKERS GROUP IN  COM             45841N107    3,698 247,500  SH     CALL     SOLE          --         N/A     N/A   N/A
ISHARES TR                    RUSSELL 2000    464287655    2,581  35,000  SH     PUT      SOLE          --      35,000       0     0
LABORATORY CORP AMER HLDGS    COM NEW         50540R409    3,009  35,000  SH     CALL     SOLE          --         N/A     N/A   N/A
MEDTRONIC INC                 COM             585055106    3,443  90,000  SH     N/A      SOLE          --      90,000       0     0
MFC INDL LTD                  COM             55278T105    3,856 550,000  SH     N/A      SOLE          --     550,000       0     0
MVC CAPITAL INC               COM             553829102    1,717 148,156  SH     N/A      SOLE          --     148,156       0     0
PROSHARES TR                  FTSE CHINA 25   74347X658    3,487 100,000  SH     PUT      SOLE          --     100,000       0     0
TELULAR CORP                  COM NEW         87970T208    1,402 186,891  SH     N/A      SOLE          --     186,891       0     0
WESTELL TECHNOLOGIES INC      CL A            957541105    1,554 700,000  SH     N/A      SOLE          --     700,000       0     0
WINTHROP RLTY TR              SH BEN INT NEW  976391300      690  67,875  SH     N/A      SOLE          --      67,875       0     0
XEROX CORP                    COM             984121103    3,582 450,000  SH     CALL     SOLE          --         N/A     N/A   N/A
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